Restricted Cash (Details) - Schedule of company’s restricted cash - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Company SRestricted Cash Abstract
Restricted cash in banks and other financial institutions	$ 17,680,536	$ 20,592,223	$ 16,986,667
Restricted cash in other guaranteed creditors	8,659,172	9,101,466	8,888,889
Total	$ 26,339,708	$ 29,693,689	$ 25,875,556